Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 15,038	$ 18,039
Interest-bearing deposits with banks	377	309
Cash and cash equivalents	15,415	18,348
Securities available for sale	210,205	243,277
Loans receivable (net of allowance for loan losses 2019: $8,509; 2018: $8,452)	924,581	850,182
Loans receivable (net of allowance for loan losses 2019: $8,509; 2018: $8,452)	916,072	841,730
Regulatory stock, at cost	4,844	3,926
Bank premises and equipment, net	14,228	13,846
Bank owned life insurance	38,763	37,932
Accrued interest receivable	3,719	3,776
Foreclosed real estate owned	1,556	1,115
Goodwill	11,331	11,331
Other intangibles	235	336
Other assets	14,242	8,942
Total Assets	1,230,610	1,184,559
LIABILITIES
Deposits: Noninterest bearing demand	207,299	201,457
Deposits: Interest-bearing demand	99,366	88,917
Deposits: Money market deposit accounts	128,441	137,636
Deposits: Savings	161,705	173,593
Deposits: Time	360,718	345,177
Total deposits	957,529	946,780
Short-term borrowings	62,256	53,046
Other borrowings	56,438	52,284
Accrued interest payable	2,432	1,806
Other liabilities	14,527	8,358
Total Liabilities	1,093,182	1,062,274
STOCKHOLDERS' EQUITY
Preferred stock, no par value, authorized 5,000,000 shares,
Common stock, $.10 par value, authorized: 2019: 20,000,000 shares, 2018: 10,000,000 shares issued: 2019: 6,340,563 shares; 2018: 6,295,113 shares	634	630
Surplus	49,471	48,322
Retained earnings	86,536	78,434
Treasury stock at cost: 2019: 12,007 shares; 2018: 2,470 shares	(400)	(81)
Accumulated other comprehensive income (loss)	1,187	(5,020)
Total Stockholders' Equity	137,428	122,285
Total Liabilities and Stockholders' Equity	$ 1,230,610	$ 1,184,559